Loans and Debentures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Schedule of Detailed Information About Current Liabilities And Noncurrent Liabilities Explanatory
	As at December 31
	2024	2023
	$ Thousands
Current liabilities
Current maturities of long-term liabilities:
Loans from banks and others	22,347	107,739
Non-convertible debentures	58,222	52,980
Others	3,950	8,908
	84,519	169,627
Non-current liabilities
Loans from banks and others	726,625	906,243
Non-convertible debentures	455,955	454,163
	1,182,580	1,360,406

Total	1,267,099	1,530,033

Schedule of Composition of I.C. Power Loans from Banks and Others
	As at December 31,
	2024	2023
	$ Thousands
Debentures (1)
In shekels(1)	514,177	507,143

Loans from banks and others (2)
In shekels	752,922	1,022,890

	1,267,099	1,530,033

1.	Annual interest rates between 2.5% to 6.2% (2023: 2.5% to 2.75%).
2.	Hadera: Annual interest between 2.4% to 3.9% (for the linked loans) and between 3.6% to 5.4% (for the unlinked loans); OPC Israel: Annual interest of prime plus 0.3% to 0.4%

Schedule of Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities
	Financial liabilities (including interest payable)
	Loans and credit	Loans from holders of interests that do not confer financial control	Debentures	Financial instruments designated for hedging
	$ Thousands

Balance as at January 1, 2024	912,359	129,461	526,784	(14,905)
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments, net	-	-	-	2,105
Receipt of loans	534,710	28,380	52,349	-
Repayment of debentures and loans	(527,941)	(20,334)	(52,631)	-
Interest paid	(49,214)	(843)	(10,844)	-

Net cash (used in)/provided by financing activities	(42,445)	7,203	(11,126)	2,105

Effect of changes in foreign currency exchange rates	(18,364)	(4,619)	(21,360)	24,647
Interest and CPI expenses	71,534	9,066	24,194	(2,937)
Changes in fair value, application of hedge accounting and other	(310)	-	(4,315)	4,278
Business combination	(310,963)	-	-	(1,004)

Balance as at December 31, 2024	611,811	141,111	514,177	12,184

	Financial liabilities (including interest payable)
	Loans and credit	Loans from holders of interests that do not confer financial control	Debentures	Financial instruments designated for hedging
	$ Thousands

Balance as at January 1, 2023	516,195	124,152	526,771	(16,087)
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments, net	-	-	-	2,385
Receipt of loans	405,460	30,357	-	-
Repayment of debentures and loans	(123,237)	(33,389)	(8,451)	-
Interest paid	(30,270)	(593)	(6,133)	-

Net cash provided by/(used in) financing activities	251,953	(3,625)	(14,584)	2,385

Effect of changes in foreign currency exchange rates	(533)	2,218	-	(241)
Interest and CPI expenses	51,180	7,179	21,658	(3,027)
Changes in fair value, application of hedge accounting and other	10,179	(463)	(7,061)	2,065
Business combination	83,385	-	-	-

Balance as at December 31, 2023	912,359	129,461	526,784	(14,905)